Nuveen New York Select Tax-Free Income
Portfolio
Portfolio of Investments November 30, 2022
(Unaudited)
NXN
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.1% (100.0% of Total Investments)
X 47,764,514 MUNICIPAL BONDS - 97.1%  (100.0% of Total Investments)
X 47,764,514
Consumer Staples - 4.7% (4.8% of Total Investments)
$ 435 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
1/23 at 100.00 BBB $ 422,663
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1:
290 5.625%, 6/01/35 No Opt. Call A- 295,870
1,530 5.750%, 6/01/43 No Opt. Call BBB- 1,578,868
2,255 Total Consumer Staples 2,297,401
Education and Civic Organizations - 10.8% (11.1% of Total Investments)
265 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
1/23 at 100.00 CCC 242,287
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
75 5.000%, 4/15/33, 144A 4/23 at 100.00 BB+ 74,337
110 5.000%, 4/15/43, 144A 4/23 at 100.00 BB+ 102,793
100 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A
12/30 at 100.00 N/R 84,273
150 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2013A, 5.000%, 7/01/44
7/23 at 100.00 A- 150,470
165 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/42
7/32 at 100.00 BBB- 168,797
1,000 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC
Insured
No Opt. Call Baa2 1,035,440
605 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 A- 615,067
180 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 A3 153,187
290 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 Aa2 304,860
1,185 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 5.000%, 7/01/39
7/26 at 100.00 Aa2 1,252,829
250 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- 248,073
215 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 N/R 178,656
110 Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Adelphi University Project, Series 2013, 5.000%, 9/01/38
9/23 at 100.00 A- 110,697
180 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 AA 167,931
350 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Whitney Museum of American Art, Refunding Series 2021, 5.000%,
7/01/31
No Opt. Call AA 410,186
5,230 Total Education and Civic Organizations 5,299,883

Nuveen New York Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NXN
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Financials - 1.0% (1.0% of Total Investments)
$ 450 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 $ 494,370
Health Care - 9.8% (10.1% of Total Investments)
Dormitory Authority of the State of New York, General
Revenue Bonds, Northwell Health Obligated Group,
Series 2022A:
890 4.000%, 5/01/45 5/32 at 100.00 A- 835,977
760 4.250%, 5/01/52 5/32 at 100.00 A- 728,498
1,100 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/34
8/28 at 100.00 BBB- 1,098,185
1,000 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 A+ 921,500
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
250 4.000%, 7/01/41 7/26 at 100.00 BBB+ 218,782
500 5.000%, 7/01/46 7/26 at 100.00 BBB+ 500,660
140 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 BBB+ 142,446
375 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 BBB- 375,304
5,015 Total Health Care 4,821,352
Industrials - 1.7% (1.7% of Total Investments)
865 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 817,598
10 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 A2 7,745
875 Total Industrials 825,343
Long-Term Care - 0.2% (0.3% of Total Investments)
100 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
1/23 at 100.00 A1 100,723
25 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 21,164
125 Total Long-Term Care 121,887
Materials - 0.3% (0.4% of Total Investments)
160 Build New York City Resource Corporation, New York, Solid Waste
Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014,
5.000%, 1/01/35, (AMT), 144A
1/25 at 100.00 N/R 161,851
Tax Obligation/General - 8.6% (8.9% of Total Investments)
1,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/44 - AGM Insured
4/30 at 100.00 AA 1,061,640
1,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A, 4.000%, 4/01/51 - AGM Insured
4/31 at 100.00 AA 955,710
1,080 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA 1,131,559
835 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1, 4.000%, 3/01/50
3/30 at 100.00 AA 789,200
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
40 4.000%, 7/01/37 7/31 at 103.00 N/R 33,431
117 4.000%, 7/01/41 7/31 at 103.00 N/R 94,035
244 4.000%, 7/01/46 7/31 at 103.00 N/R 188,451
4,316 Total Tax Obligation/General 4,254,026

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 28.8% (29.6% of Total Investments)
$ 1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 4.000%, 3/15/44
9/30 at 100.00 Aa1 $ 967,890
1,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/32
9/25 at 100.00 AA+ 1,058,020
2,975 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 AA+ 3,128,927
1,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/40
3/28 at 100.00 AA+ 1,062,320
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/25
No Opt. Call BB 1,028,060
250 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 Aa2 255,245
800 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/42
2/27 at 100.00 Aa2 836,312
1,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 AA 1,031,520
1,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 AAA 1,006,170
450 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 AAA 459,607
1,120 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 Aa1 1,049,395
1,235 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 N/R 1,171,780
65 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 AA+ 60,624
315 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 AA+ 298,601
685 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 AA+ 728,169
13,895 Total Tax Obligation/Limited 14,142,640
Transportation - 22.8% (23.5% of Total Investments)
900 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 A3 901,080
New York Transportation Development Corporation, New
York, Facility Revenue Bonds, Thruway Service Areas
Project, Series 2021:
85 4.000%, 10/31/46, (AMT) 10/31 at 100.00 BBB- 73,130
630 4.000%, 4/30/53, (AMT) 10/31 at 100.00 BBB- 512,184
1,110 New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A, 5.250%, 1/01/50, (AMT)
7/24 at 100.00 Baa2 1,113,530
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
165 5.000%, 8/01/26, (AMT) 12/22 at 100.00 B 165,010
830 5.000%, 8/01/31, (AMT) 12/22 at 100.00 B 830,008
30 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B 30,383
85 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 5.000%, 12/01/37, (AMT)
12/30 at 100.00 Baa1 85,598
130 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/35
12/30 at 100.00 Baa1 135,327
265 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/35, (AMT)
12/32 at 100.00 Baa1 270,077

Nuveen New York Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
November 30, 2022
(Unaudited)

NXN
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
$ 700 5.000%, 1/01/28, (AMT) No Opt. Call Baa3 $ 713,713
300 5.000%, 1/01/31, (AMT) 1/28 at 100.00 Baa3 305,169
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55
10/25 at 100.00 AA- 1,036,530
1,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 AA- 1,564,140
1,475 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020, 4.000%, 7/15/55, (AMT)
7/30 at 100.00 AA- 1,292,690
1,000 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B,
5.000%, 11/15/36
5/27 at 100.00 AA- 1,066,090
1,095 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%,
11/15/47
5/27 at 100.00 AA- 1,139,764
11,300 Total Transportation 11,234,423
U.S. Guaranteed - 2.2% (2.2% of Total Investments) (4)
Dormitory Authority of the State of New York, Lease
Revenue Bonds, State University Dormitory Facilities,
Series 2015A:
20 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 21,163
25 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 Aa3 26,453
1,005 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Wildlife Conservation Society, Series 2014A, 5.000%, 8/01/32, (Pre-
refunded 8/01/23)
8/23 at 100.00 A+ 1,021,502
1,050 Total U.S. Guaranteed 1,069,118
Utilities - 6.2% (6.4% of Total Investments)
200 Buffalo Municipal Water Finance Authority, New York, Water System
Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/29
7/25 at 100.00 A+ 210,094
50 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 51,191
180 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 A 186,662
150 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B1 135,639
1,365 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 AAA 1,393,064
1,000 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2016B, 5.000%, 12/15/35
6/26 at 100.00 AAA 1,065,570
2,945 Total Utilities 3,042,220
$ 47,616 Total Long-Term Investments (cost $48,435,538) 47,764,514
Other Assets Less Liabilities - 2.9% 1,411,236
Net Assets Applicable to Common Shares - 100% $ 49,175,750

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 47,764,514 $ – $ 47,764,514
Total
$ – $ 47,764,514 $ – $ 47,764,514
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax